LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of June 30, 2024 and December 31, 2023, lease liabilities consist of the following:

	As of
	June 30, 2024	December 31, 2023
Lease liabilities – current portion	$54,338	$34,143
Lease liabilities – non-current portion	234,036	—
Total	$288,374	$34,143

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	June 30, 2024	December 31, 2023

Weighted-average remaining lease term – operating leases	5 years	0.5 year
Weighted-average discount rate – operating leases	3.625%	2.75%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of June 30:

June 30,

2025	62,868
2026	62,868
2027	62,868
2028	62,868
2029	62,868
Total lease payments	314,340
Less: imputed interest	(25,966)
Total operating lease liabilities, net of interest	$288,374